SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Consolidation
(a)    Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, which are directly and indirectly wholly-owned. All intercompany accounts and transactions have been eliminated in consolidation.

Cash, Cash Equivalents and Restricted Cash
(b)   Cash, Cash Equivalents and Restricted Cash

The Group considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Group maintains certain bank accounts in the PRC which are not protected by FDIC insurance or other insurance. There was approximately RMB 140.7 million held in non-US banks or financial institutions as of December 31, 2013. As of December 31, 2013, the Group held approximately RMB 6.3 million (US$ 0.96 million) cash in the United States of which RMB 1.5 million (US$ 0.2 million) was in excess of FDIC insurance limits. At December 31, 2013, the Group had approximately RMB 8.0 million (US$ 1.3 million) restricted cash related to products guaranty insurance.

Investments Available-for-Sale
(c)   Investments Available-for-Sale

The Group classifies its marketable debt and equity securities at the date of acquisition as available-for-sale. These securities are reported at fair value with the related unrealized gains and losses included in accumulated other comprehensive income (loss), a component of shareholders’ equity.

When determining whether an impairment of investments exists or a decline in value of an available-for-sale security is other-than-temporary, the Group evaluates evidence to support a realizable value in excess of the current market price for securities with readily determinable fair value. Such information may include the investment’s financial performance (including factors such as earnings trends, dividend payments, asset quality and specific events), the near-term prospects of the investment, the financial condition and prospects of the investment’s region and industry, and the Group’s investment intent. Typically, a sustained decline in the market value of a quoted security for six months is generally indicative of an other-than-temporary impairment. When a decline in value is deemed to be other-than-temporary, an impairment loss is recognized through a charge to interest income and other, net in the current period to the extent of the decline below the carrying value of the investment. Adverse changes in market conditions or poor operating results of underlying investments could result in additional other-than-temporary losses in future periods.

Trade Receivables
(d)   Trade Receivables

Trade receivables, which generally have 30 to 180 day terms, except for some of long term sales contracts that we provide payment term base on the progress of their projects, are recognized and carried at original invoice amounts less an allowance for doubtful accounts. Credit is offered to customers based on their payment history, financial capability, and credit rating. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. We evaluate specific accounts where we have information that certain customers are unable to meet their financial obligations. We also make judgments, based on the best available facts and circumstances, including but not limited to, the length of our relationship with the customer, the customers’ current credit status and known market factors, to record a specific reserve for customers against their corresponding receivable amounts. These specific reserves are re-evaluated and adjusted as additional information affects the estimated amounts. We write off receivables against allowance for doubtful account when there is evidence that the likelihood of collection is not probable and it is deemed uncollectible. From time to time customers pay us with in-kind product in lieu of cash. When this occurs we compare the receivable balance against the fair market value of the product received in determining whether a gain or loss should be recorded.

Notes Receivable
(e)   Notes Receivable

For accounts receivable in which payment is received in the form of short-term financial instruments, the Group classifies such accounts receivable as notes receivable. These short-term financial instruments generally mature, and thus are convertible into cash, in six months or less.

Inventories
(f)    Inventories

Inventories are priced at the lower of cost or market value. Market value represents the net realizable value for inventories. Cost is determined using the weighted average cost method.

We periodically review our inventory for excess inventory obsolescence.  We write down the value of ending inventory for obsolete and unmarketable inventory equal to the difference between the cost of inventory and the estimated market value. These reviews require management to estimate future demand for our products and evaluate market conditions. Possible changes in these estimates could result in a write down of inventory. If actual market conditions are less favorable than those projected, additional inventory write-downs may be required. If actual market conditions are more favorable than projected, inventory previously written down may be sold, resulting in lower cost of sales and higher income from operations than expected in that period.

Property, Plant and Equipment
(g)   Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Estimated useful lives are as follows:

Buildings	10 - 20 years
Machinery and equipment	6 - 10 years
Motor vehicles	6 years
Furniture, fixtures and office equipment	5 years

Maintenance and repair costs of a routine nature are expensed as incurred. Expenditures for major renewals and improvements that extend the life of an asset are capitalized.

Construction-in-Progress
(h)   Construction-in-Progress

Construction-in-progress is stated at cost which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and put into use. Construction-in-progress at December 31, 2013 mostly represents machinery under installation. Interest related to construction-in-progress of RMB 4.7 million (US$ 0.8 million) and RMB 4.5 million (US$ 0.7 million)  was capitalized for the year end December 31, 2013 and 2012 respectively. There is no interest related to construction-in-progress for the years ended December 31, 2011.

Impairment of Long-lived Assets
(i)    Impairment of Long-lived Assets

For long-lived assets used in operations, the Group records impairment losses when events and circumstances indicate that these assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their respective carrying amounts. If less, the impairment losses are based on the excess of the carrying amounts of these assets over their respective fair values. Their fair values would then become the new cost basis.  Fair value is determined by quoted market prices, if available. When quoted market prices are not available, the present value of the future estimated net cash flow is generally used. For assets held for sale, impairment losses are measured at the lower of the carrying amount or the fair value less costs to sell. For assets to be disposed of other than by sale, impairment losses are measured at their carrying amount less salvage value, if any, at the time the assets cease to be used.

Income Taxes
(j)    Income Taxes

The Group uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits such as net operating loss carry forwards, to the extent that such benefits will more-likely-than-not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The National People’s Congress, China’s parliament, promulgated on March 16, 2007, set a unified corporate income tax rate of 25% applicable to both domestic and foreign funded companies.  The new tax rate of 25% will take effect gradually. The applicable tax rate is 18% for calendar year 2008, 20% for 2009, 22% for 2010, 24% for 2011, and 25% for 2012. However, Hainan Jinpan was recognized as a technically advanced enterprise at the end of 2008 and is entitled to a 15% tax rate for three years commencing from January 1, 2008. Hainan Jinpan extended its status as technically advanced enterprise in 2011 and is entitled to a 15% tax rate for another three years commencing from January 2011.  The income tax rate applicable to Jinpan China is one half of the prevailing rate from 2010 to 2012 and is 25% in 2013. Shanghai Jinpan’s income tax rate is 25% in 2012 and 2013. Shanghai T&D is taxed at 1.25% of sales in 2011 and is taxed at 25% of net income before tax in 2012 and 2013. (For more information on Jinpan China’s effective tax rates, see Note 10. Deferred Tax Assets and Income Taxes.)

The Group classifies tax penalties and interest expense as income tax expense.

Value Added Tax
(k)   Value Added Tax

All of the Group’s products sold in the PRC are subject to Chinese VAT at a rate of 17% of the gross sales price. This VAT may be offset by VAT paid by the Group on raw materials and other materials included in the cost of producing its finished products.  The VAT amounts paid and available for offset are maintained in VAT Tax payables.

Goodwill
(l)    Goodwill

In, 2011, we adopted amended standards that simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes that it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform goodwill impairment testing. The Group performed a quantitative impairment test at the end of December 31, 2013. The test concluded that the fair value is more than the carry amount of the asset.

Foreign Currency Translation
(m)  Foreign Currency Translation

The reporting currency of the Group is the Renminbi. The functional currency of Hainan Jinpan and Jinpan China is Renminbi and the functional currency of the Company and Jinpan USA is the US dollar. Financial statements for these entities have been translated into Renminbi in accordance with ASC 830, Foreign Currency Translation.  Asset and liability accounts are translated using the exchange rates in effect at the balance sheet date, and shareholders’ equity accounts are translated at the historical exchange rate. Income statement and cash flows amounts are translated using the average exchange rate for the applicable year. The gains and losses resulting from the changes in exchange rates from year-to-year are reported in Accumulated Other Comprehensive Income (Loss). The effect on the transaction gains and losses as reported on the Consolidated Statements of Comprehensive Income is insignificant for all years presented herein.

Operating Leases
(n)   Operating Leases

Leases, where substantially all the rewards and risks of ownership of assets remain with the leasing company, are accounted for as operating leases.  Rentals applicable to such operating leases are reported on the Consolidated Statements of Comprehensive Income and determined using the straight-line basis over the applicable lease term. The operating lease rental expense incurred by the Group during the years ended December 31, 2013, 2012 and 2011 amounted to RMB 4.0 million (US$ 0.6 million), RMB 4.3 million (US$ 0.7 million),  and RMB 3.8 million  (US$ 0.6 million), respectively. The operating leases were recorded as cost of products sold or selling and administrative expense.

Revenue Recognition
(o)   Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. Some of the long term sales contract’s payment term is longer than normal term, the Group recognizes revenue if collectability is reasonably assured base on past collection history. For some of our products sales in China, there are provisions that we need to provide technical support to customers  before or during customers’ installation of the products. This involves multi-deliverable arrangement and should be accounted for as separate units of accounting. However, the Group considers the cost associated with the technical support to customers is inconsequential and perfunctory. The Group recognizes all the revenue upon delivery of the products when the significant risks and rewards of ownership have been transferred to the buyer upon delivery as one unit of accounting.

As for Installation services revenue, if the Company is the primary obligator, has general inventory risk, the Company recognizes revenue at gross. If the Company is not primary obligator, earns a fixed amount of fee, the Company recognizes revenue as net reporting.

Non-Operating Income
(p)   Non-Operating Income

For the Group’s non-operating transactions, income is recognized as follows:

(i)	interest income from bank deposits is recognized on a time proportionate basis using the principal outstanding and at the applicable interest rate; and

(ii)
government grant income is recognized as a component of other income when the relevant approvals are received from the government and any grant terms are met. If management does not believe that sufficient objective and positive evidence exists to conclude that approval of the grant from government is probable, the receipt of the grant is not recognized as income.

Use of Estimates
(q)   Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts, inventory obsolescence, goodwill impairment, and stock based compensation. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

Earnings Per Common and Common Equivalent Share
(r)    Earnings Per Common and Common Equivalent Share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.  Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. The number of ordinary equivalent shares is related to outstanding stock options and warrants and is calculated using the treasury stock method.

Accumulated Other Comprehensive Income (Loss)
(s)   Accumulated Other Comprehensive Income (Loss)

Unrealized gains or losses on the Group’s available-for-sale securities and foreign currency translation adjustments are included in Accumulated Other Comprehensive Income (Loss).

Research and Development Costs
(t)	Research and Development Costs

Research and development costs consist of expenditures incurred during the course of planned research and investigation to develop new products or processes, or significantly enhance existing products or production processes, and implement new methods of design, testing of product alternatives or construction of prototypes.  The Group expenses all research and development costs as incurred.  The research and development costs incurred by the Group during the years ended December 31, 2013, 2012 and 2011 were RMB 56.8 million(US$ 9.2 million), RMB 58.8 million (US$ 9.3 million) and RMB 68.6 million (US$ 10.6 million), respectively and all these amounts were recorded as selling and administrative expense.

Advertising Expense
(u)	Advertising Expense

The cost of advertising is expensed as incurred. The Group incurred RMB 0.4 million (US$ 0.06 million), RMB 0.6 million  (US$ 0.09 million) and RMB 1.3 million  (US$ 0.2 million) in advertising costs during 2013, 2012 and 2011, respectively and all these amounts were recorded as selling and administrative expense.

Shipping and Handling Expenses
(v)   Shipping and Handling Expenses

The cost of shipping and handling is expensed as incurred and reported within Selling and Administration Expenses. The Group incurred RMB 35.9 million (US$ 5.8 million), RMB 28.1 million  (US$ 4.5 million) and RMB 32.6 million  (US$ 5.0 million) in shipping and handling costs during 2013, 2012 and 2011, respectively.

Stock-based Compensation
(w)   Stock-based Compensation

We record stock-based compensation expense based upon the grant date fair value of share-based awards. The fair value of the award is recognized as expense ratably over the requisite service periods. We use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates to determine fair value.

(For more information on the valuation methods used for options, see note 20(g), Stock options Valuation.)

Product Warranty
(x)	Product Warranty

The Group provides a basic limited warranty, which covers parts and labor, for all products, for one year.  The product warranty expense incurred in each year from 2011 through 2013 is not considered significant thus, the Group recorded warranty expense as incurred. The Group incurred RMB 4.1million (US$ 0.7 million), RMB 3.3 million  (US$ 0.5 million), and RMB 4.0 million  (US$ 0.6 million) in product warranty expense during the years ended December 31, 2013, 2012 and 2011, respectively.

New Accounting Pronouncements
(y)	New Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update No. 2013-02 Comprehensive Income (Topic 220): The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this standard did not have an impact on our consolidated financial statements..

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit when a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This standard requires an entity to present unrecognized tax benefits as a reduction to deferred tax assets when a net operating loss carryforward, similar tax loss or a tax credit carryforward exists, with limited exceptions. This standard is effective for fiscal years beginning on or after December 15, 2013, and for interim periods within those fiscal years. The Company is currently assessing the potential impact of ASU No. 2013-11 on our financial statements.

Fair Value Measurement
(z)	Fair Value Measurement

In accordance with ASC subtopic 820-10, a fair value measurement is determined based on the assumptions that a market participant would use in pricing an asset or liability. Overall, establishes a three-tiered hierarchy that draws a distinction between market participant assumptions based on (i) observable inputs such as quoted prices in active markets (Level 1), (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2) and (iii) unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value (Level 3). The following table presents information about assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2013 and 2012:

	Fair value at December 31,
(RMB in thousands)	2013	Level 1	Level 2	Level 3
Investment available-for-sale	30,000	30,000	-	-

	Fair value at December 31,
(RMB in thousands)	2012	Level 1	Level 2	Level 3
Investment available-for-sale	70,000	70,000	-	-